13. Subsequent Events	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Subsequent Events [Abstract]
Subsequent Events

Between October 1, 2017 and November 16, 2017 the Company received advances from the CEO of the Company in the aggregate amount of $15,000.

Between October 1, 2017 and November 16, 2017 the Company raised funding in the amount of $40,000 attributable to advances from an existing noteholder.

From July 1, 2017 through November 3, 2017 the Company raised funding in the amount of approximately $240,000 attributable to advances from an existing noteholder.

On August 12, 2017, the Company issued 2,000,000 shares of Series B preferred stock to a convertible noteholder.

On September 1, 2017, the Board of Directors approved actions to increase the Company’s authorized common stock from 500 million to 2 billion shares. In conjunction therewith, the Company filed a Form 14C with the Securities and Exchange Commission and a Notice and Information Statement to stockholders was mailed to all stockholders on September 19, 2017. The charter amendment was effective October 11, 2017.